Investment Securities - Fair Vaue and Unrealized Losses on AFS Securities (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value
Less Than 12 Months	$ 435,000,000	$ 140,000,000
12 Months or Longer	20,000,000	10,000,000
Total	455,000,000	150,000,000
Unrealized Losses
Less Than 12 Months	(15,000,000)	(2,000,000)
12 Months or Longer	(1,000,000)	0
Total	(16,000,000)	(2,000,000)
Other-than-temporary impairment credit loss
Net impairment losses recognized in net income (loss)	0	0	$ 0
Bonds:
Fair Value
Less Than 12 Months	434,000,000	134,000,000
12 Months or Longer	14,000,000	10,000,000
Total	448,000,000	144,000,000
Unrealized Losses
Less Than 12 Months	(15,000,000)	(2,000,000)
12 Months or Longer	0	0
Total	(15,000,000)	(2,000,000)
U.S. government and government sponsored entities
Fair Value
Less Than 12 Months	76,000,000
12 Months or Longer	0	1,000,000
Total	76,000,000	1,000,000
Unrealized Losses
Less Than 12 Months	(1,000,000)	0
12 Months or Longer	0	0
Total	(1,000,000)	0
Obligations of states, municipalities, and political subdivisions
Fair Value
Less Than 12 Months	36,000,000	27,000,000
12 Months or Longer	2,000,000	1,000,000
Total	38,000,000	28,000,000
Unrealized Losses
Less Than 12 Months	0	0
12 Months or Longer	0	0
Total	0	0
Corporate debt
Fair Value
Less Than 12 Months	189,000,000	36,000,000
12 Months or Longer	7,000,000	6,000,000
Total	196,000,000	42,000,000
Unrealized Losses
Less Than 12 Months	(13,000,000)	(1,000,000)
12 Months or Longer	0	0
Total	(13,000,000)	(1,000,000)
RMBS
Fair Value
Less Than 12 Months	68,000,000	9,000,000
12 Months or Longer	0	0
Total	68,000,000	9,000,000
Unrealized Losses
Less Than 12 Months	0	0
12 Months or Longer	0	0
Total	0	0
CMBS
Fair Value
Less Than 12 Months	36,000,000	16,000,000
12 Months or Longer	5,000,000	2,000,000
Total	41,000,000	18,000,000
Unrealized Losses
Less Than 12 Months	0	(1,000,000)
12 Months or Longer	0	0
Total	0	(1,000,000)
CDO/ABS
Fair Value
Less Than 12 Months	29,000,000	46,000,000
12 Months or Longer	0	0
Total	29,000,000	46,000,000
Unrealized Losses
Less Than 12 Months	(1,000,000)	0
12 Months or Longer	0	0
Total	(1,000,000)	0
Preferred stocks
Fair Value
Less Than 12 Months	0	6,000,000
12 Months or Longer	6,000,000
Total	6,000,000	6,000,000
Unrealized Losses
Less Than 12 Months	0	0
12 Months or Longer	(1,000,000)	0
Total	(1,000,000)	$ 0
Other long-term investments
Fair Value
Less Than 12 Months	1,000,000
12 Months or Longer	0
Total	1,000,000
Unrealized Losses
Less Than 12 Months	0
12 Months or Longer	0
Total	$ 0